Investment in and advances to Equity-Accounted for Investment - Summary of the Company’s Financial Information for Equity Accounted Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Equity accounted investments
Schedule of Equity Method Investments [Line Items]
Revenues	$ 12,282	$ 9,601	$ 107,691
Income from operations	6,329	4,159	11,640
Realized and unrealized (loss) gain on derivative instruments	0	(104)	26
Net income (loss)	4,689	2,441	$ (8,967)
Equity accounted investments | Other current assets
Schedule of Equity Method Investments [Line Items]
Current assets	2,026	2,488
Equity accounted investments | Other current liabilities
Schedule of Equity Method Investments [Line Items]
Current liabilities	500	452
Equity accounted investments | Other non-current liabilities
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	18,398	20,436
Equity accounted investments | Vessels and equipment
Schedule of Equity Method Investments [Line Items]
Vessels and equipment	77,984	81,789
Equity accounted investments | Cash, cash equivalents and restricted cash
Schedule of Equity Method Investments [Line Items]
Current assets	3,285	1,697
Current portion of long-term debt
Schedule of Equity Method Investments [Line Items]
Current liabilities	6,091	5,378
Long-term debt
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	$ 25,651	$ 31,742
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	11.30%
Maximum
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%